Cash and cash equivalents and financial investments (Details 1 - Textuals) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Cash and cash equivalents and financial investments
Financial investments	R$ 96,299	R$ 798,786	$ 18,456	$ 143,139
Interest rate of deposits		0.05%
Bottom of range
Cash and cash equivalents and financial investments
Interest rate of deposits	0.57%
Top of range
Cash and cash equivalents and financial investments
Interest rate of deposits	4.20%
Interbank Deposit Certificate (CDI) | Bottom of range
Cash and cash equivalents and financial investments
Percentage of interest rate	101.00%	100.00%
Interbank Deposit Certificate (CDI) | Top of range
Cash and cash equivalents and financial investments
Percentage of interest rate	102.00%	103.00%